SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS (Details)	Sep. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
2023	$ 196,809
2024
2025
2026	531,661
Total	728,470
Tongchuan CIP Project [Member]
Property, Plant and Equipment [Line Items]
2023
2024
2025
2026	306,737
Total	306,737
Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
2023	196,809
2024
2025
2026	224,924
Total	$ 421,733